Income Taxes (Tables)	12 Months Ended
May 31, 2017
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes

Significant components of provision for income taxes for the years ended May 31, 2015, 2016 and 2017 were as follows:

	Years ended May 31,
	2015	2016	2017
	US$	US$	US$
Current:
PRC	31,552	39,467	51,142

Deferred:
PRC	(5,331)	(1,936)	(518)

Total provision for income taxes	26,221	37,531	50,624

Components of Group's Deferred Tax Assets and Liabilities

Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2016	2017
	US$	US$
Deferred tax assets, non-current
Allowance doubtful accounts	252	2,017
Accrued expenses	18,427	21,893
Deferred revenue for incentive plan	2,376	233
Net operating loss carry-forward	6,910	8,696

Total deferred tax assets, non-current	27,965	32,839
Less: valuation allowance	(3,624)	(3,981)

Net, deferred tax assets, non-current	24,341	28,858

Deferred tax liabilities, non-current
Acquired of non-current assets	1,982	2,220

Total deferred tax liabilities, non-current	1,982	2,220

Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates

A reconciliation of the effective tax rates from the 25% statutory tax rates was as follows for the years ended May 31, 2015, 2016 and 2017:

	Years ended May 31,
	2015	2016	2017
	%	%	%
Statutory tax rate	25.00	25.00	25.00
Effect of expenses not deductible for tax purposes	4.91	4.57	2.03
Effect of tax holiday	(20.82)	(18.05)	(13.41)
Changes in valuation allowance	(0.59)	0.25	0.11
Effect of dividend withholding tax	3.39	2.27	1.58

Total provision for income taxes	11.89	14.04	15.31